Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
36.	SUBSEQUENT EVENTS

Repurchase and Cancellation of own shares

From May 16, 2017 to June 21, 2017 MUFG repurchased 141,158,900 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥100 billion in aggregate in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on May 15, 2017. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 200,000,000 shares, which represents the equivalent of 1.49% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies. On July 20, 2017, MUFG will cancel all the acquired shares in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on May 15, 2017.

Approval of Dividends

On June 29, 2017, the shareholders approved the payment of cash dividends of ¥9 per share of Common stock, totaling ¥121,160 million, that were payable on June 30, 2017, to the shareholders of record on March 31, 2017.

Mitsubishi UFJ NICOS Becomes a Wholly-Owned Subsidiary

On May 15, 2017, MUFG and Mitsubishi UFJ NICOS entered into a share exchange agreement to make Mitsubishi UFJ NICOS a wholly-owned subsidiary of MUFG. The purpose of making a wholly-owned subsidiary is to effect a shift in posture enabling a more flexible response to changes in the business environment and the swift pursuit of group synergies. MUFG will pay ¥50,000 million to the only holder of Mitsubishi UFJ NICOS common stock other than MUFG in exchange for its entire holdings of Mitsubishi UFJ NICOS common stock. The share exchange is expected to become effective on October 1, 2017.

Additional Entrustment for the Acquisition of Shares Based on the Stock Compensation Plan

MUFG resolved to entrust additional money to the BIP Trust relating to the BIP Trust III for the acquisition of 1,251,200 common shares of MUFG at the compensation committee’s meeting held at May 15, 2017. The authorized amounts to purchase common shares of MUFG in the open market for the BIP Trust III was revised up to ¥9,600 million from ¥8,100 million. The purpose of the acquisition is to increase the total number of common shares of MUFG to be provided to officers since the number of these common shares of MUFG is now expected to fall short of necessary number of common shares of MUFG due to factors including the fluctuation in the price of common shares of MUFG subsequent to the introduction of the BIP Trust III. See Note 33 for further information on the BIP Trust III.